REVENUE (Tables)	6 Months Ended
Jun. 30, 2019
REVENUE.
Schedule of revenue

	2019	2018
Six months ended 30 June	US$’000	US$’000
Oil revenue	86,943	42,986
Natural gas revenue	6,794	5,217
NGL revenue	6,904	4,562
Total revenue	100,641	52,765